Receivables - Trade accounts receivable, net (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Receivables [Line Items]
Current trade receivables	€ 3,546	€ 3,832
Diagnosis & Treatment [Member]
Receivables [Line Items]
Current trade receivables	1,688	1,795
Connected Care [Member]
Receivables [Line Items]
Current trade receivables	1,105	1,332
Personal Health [Member]
Receivables [Line Items]
Current trade receivables	576	479
Other Segments [member]
Receivables [Line Items]
Current trade receivables	€ 177	€ 226